Related party transactions and balances (Details Narrative) - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025	Jun. 20, 2025
Related Party Transaction [Line Items]
Convertible note issued		¥ 45,000,000
Purchase price		¥ 41,400,000	¥ 32,200,000
Parent [Member]
Related Party Transaction [Line Items]
Repayments of Related Party Debt	¥ 17,379,014